Employees (Tables)	12 Months Ended
Dec. 31, 2024
Employees [Abstract]
Disclosure of average workforce during the periods	The Group’s average workforce during the periods ended December 31, 2022, 2023 and 2024 was as follows:

HEADCOUNTS	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
France	23	28	38
United States	—	12	29
Total	23	40	67